INCOME TAXES - Deferred income tax assets (liabilities) rollforward (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred income tax assets-gross	$ 65,306	$ 47,321
Set-off against deferred income tax liabilities	(65,306)	(47,321)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(67,913)	(52,271)
Set-off of deferred income tax assets	65,306	47,321
Deferred income tax liabilities-per balance sheet	(2,607)	(4,950)
Other.
INCOME TAXES
Deferred income tax assets-gross	9,348	8,077
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,266)	(1,272)
Non-capital tax loss carry forwards
INCOME TAXES
Deferred income tax assets-gross	18,489	20,070
Investments equity instruments and uranium
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(25,088)	(9,483)
Capital loss carry forward
INCOME TAXES
Deferred income tax assets-gross	25,088	9,483
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(852)	(759)
Reclamation obligations
INCOME TAXES
Deferred income tax assets-gross	11,699	8,990
Post-employment benefits
INCOME TAXES
Deferred income tax assets-gross	295	314
Property, plant and equipment, net
INCOME TAXES
Deferred income tax assets-gross	387	387
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ (40,707)	$ (40,757)